Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
StatementsLineItems [Line Items]
Disclosure of detailed information about intangible assets [text block]

(€ million)	Exploration rights	Industrial patents and intellectual property rights	Concessions, licenses, trademarks and similar items	Service concession arrangements	Intangible assets in progress and advances	Other intangible assets	Intangible assets with finite useful lives	Intangible assets with indefinite useful lives – Goodwill	Total
2017
Net book amount at the beginning of the year	1,092	255	259	31	148	164	1,949	1,320	3,269
Additions	91	5	17	1	60	17	191		191
Amortization	(65)	(110)	(84)	(2)		(25)	(286)		(286)
Net (impairments) reversals	18						18		18
Write-off	(24)						(24)		(24)
Currency translation differences	(115)		(1)			(2)	(118)	(23)	(141)
Other changes	(2)	32	49		(74)	(14)	(9)	(93)	(102)
Net book amount at the end of the year	995	182	240	30	134	140	1,721	1,204	2,925
Gross book amount at the end of the year	1,504	2,485	1,466	52	140	1,101	6,748
Provisions for amortization and impairments	509	2,303	1,226	22	6	961	5,027
2016
Net book amount at the beginning of the year	735	363	276	32	148	166	1,720	1,314	3,034
Additions	15	6	26	1	49	16	113		113
Amortization	(18)	(113)	(81)	(2)		(39)	(253)		(253)
Net (impairments) reversals	385					4	389		389
Write-off	(61)						(61)		(61)
Currency translation differences	36					(4)	32	6	38
Other changes		(1)	38		(49)	21	9		9
Net book amount at the end of the year	1,092	255	259	31	148	164	1,949	1,320	3,269
Gross book amount at the end of the year	2,216	2,462	1,467	52	153	2,599	8,949
Provisions for amortization and impairments	1,124	2,207	1,208	21	5	2,435	7,000

Disclosure of detailed information about amortization rates [text block]

The main amortization rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Exploration rights	UOP - 33
Transport rights of natural gas	3
Other concessions, licenses, trademarks and similar items	3 - 33
Service concession arrangements	20 - 33
Other intangible assets	4 - 20

Disclosure of goodwill [text block]

A breakdown of the stated goodwill by operating segment is provided below:

(€ million)	December 31, 2017	December 31, 2016
Gas & Power	932	1,025
Exploration & Production	179	202
Refining & Marketing	93	93
	1,204	1,320

Intangible Exploration And Evaluation Assets [Member]
StatementsLineItems [Line Items]
Disclosure of detailed information about intangible assets [text block]

The breakdown of exploration rights by type of asset was as follows:

(€ million)	December 31, 2017	December 31, 2016
Proved licence and leasehold property acquisition costs	403	497
Unproved licence and leasehold property acquisition costs	586	579
Other mineral interests	6	16
	995	1,092